SHARE CAPITAL (Details 2)	1 Months Ended	12 Months Ended
	Mar. 28, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Fair value at grant date (in CAD per share) | (per share)	$ 2.70	$ 4.20	$ 0.42
Risk-free interest rate		0.42%	0.30%
Expected life of options		4 years	4 years
Annual dividend rate		0.00%	0.00%
Annualized volatility		90.00%	82.00%
Forfeiture rate		3.00%	3.00%